STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	4 Months Ended
Dec. 31, 2020 shares
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Sale of Units, net of underwriting discounts, offering costs and warrant liability (in shares)	9,200,000
Sale of Private Placement Units, net of warrant liability	434,000